Cambria LargeCap Shareholder Yield ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Communication Services - 8.0%
AT&T, Inc.	5,970	$ 138,803
Comcast Corp. - Class A	5,873	140,717
Fox Corp. - Class A	2,753	160,307
Verizon Communications, Inc.	2,915	136,451
		576,278

Consumer Discretionary - 10.8%
BorgWarner, Inc.	1,950	124,293
eBay, Inc.	1,247	142,171
General Motors Co.	1,707	151,684
Lennar Corp. - Class A	1,438	118,419
PulteGroup, Inc.	992	125,458
Toll Brothers, Inc.	834	121,672
		783,697

Consumer Staples - 9.8%
Dollar Tree, Inc. (a)	1,154	146,800
General Mills, Inc.	3,834	137,066
Kraft Heinz Co.	5,710	147,603
Molson Coors Beverage Co. - Class B	3,341	138,852
Target Corp.	965	139,433
		709,754

Energy - 19.2%
APA Corp.	4,031	150,437
ConocoPhillips	1,260	151,805
Diamondback Energy, Inc.	735	149,168
EOG Resources, Inc.	1,003	149,136
ExxonMobil Holdings Corp.	979	152,176
Halliburton Co.	3,885	125,291
HF Sinclair Corp.	1,985	181,568
Marathon Petroleum Corp.	533	168,679
Valero Energy Corp.	530	165,837
		1,394,097

Financials - 26.2% (b)
Aflac, Inc.	1,135	144,690
American Financial Group, Inc.	989	140,161
American International Group, Inc.	1,797	141,208
Bank of New York Mellon Corp.	927	144,918
Citizens Financial Group, Inc.	1,905	136,493
Corebridge Financial, Inc.	4,787	149,307
Hartford Insurance Group, Inc.	1,030	146,167
MetLife, Inc.	1,584	152,270
PayPal Holdings, Inc.	3,161	180,841
Principal Financial Group, Inc.	1,274	144,854
Prudential Financial, Inc.	1,252	152,844
Synchrony Financial	1,712	129,752
Truist Financial Corp.	2,659	137,843
		1,901,348

Health Care - 10.5%

Exelixis, Inc. (a)	2,519		133,583
Pfizer, Inc.	5,645		141,181
Tenet Healthcare Corp. (a)	728		185,480
Universal Health Services, Inc. - Class B	922		155,302
Viatris, Inc.	8,379		147,135
			762,681

Industrials - 5.5%
DuPont de Nemours, Inc.	981		134,397
Fortive Corp.	2,191		129,729
JB Hunt Transport Services, Inc.	488		132,614
			396,740

Information Technology - 1.7%
TD SYNNEX Corp.	472		120,690

Materials - 7.8%
Ball Corp.	2,198		142,650
CF Industries Holdings, Inc.	1,279		160,118
Eastman Chemical Co.	1,925		134,654
Newmont Corp.	1,403		131,475
			568,897
TOTAL COMMON STOCKS (Cost $6,530,946)			7,214,182

SHORT-TERM INVESTMENTS - 0.3%	Shares		Value
Money Market Funds - 0.3%
First American Treasury Obligations Fund - Class X, 3.60% (c)	21,098		21,098
TOTAL SHORT-TERM INVESTMENTS (Cost $21,098)			21,098

TOTAL INVESTMENTS - 99.8% (Cost $6,552,044)			7,235,280
Other Assets in Excess of Liabilities - 0.2%		0.00158	11,461
TOTAL NET ASSETS - 100.0%			$ 7,246,741

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Cambria LargeCap Shareholder Yield ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 7,214,182	$ –	$ –	$ 7,214,182
Money Market Funds	21,098	–	–	21,098
Total Investments	$ 7,235,280	$ –	$ –	$ 7,235,280

Refer to the Schedule of Investments for further disaggregation of investment categories.

Sector Classification as of July 31, 2026
(% of Total Investments)
Financials	$ 1,901,348	26.4%(a)
Energy	1,394,097	19.3
Consumer Discretionary	783,697	10.9
Health Care	762,681	10.6
Consumer Staples	709,754	9.8
Communication Services	576,278	8.0
Materials	568,897	7.9
Industrials	396,740	5.4
Information Technology	120,690	1.7
	$ 7,214,182	100.0%

Percentages are stated as a percent of total investments, excluding short-term investments.

(a)

To the extent that the Fund invests a significant portion of its net assets in securities of companies of a single sector, it is more likely to be impacted by events or conditions affecting the sector.